TAXES OTHER THAN INCOME TAX - CONSUMPTION TAX (Details)	Dec. 31, 2022 ¥ / T
Gasoline
Disclosure of Petroleum reserves [line items]
Tax rate of products	2,109.76
Diesel
Disclosure of Petroleum reserves [line items]
Tax rate of products	1,411.20
Naphtha
Disclosure of Petroleum reserves [line items]
Tax rate of products	2,105.20
Solvent oil
Disclosure of Petroleum reserves [line items]
Tax rate of products	1,948.64
Lubricant oil
Disclosure of Petroleum reserves [line items]
Tax rate of products	1,711.52
Fuel oil
Disclosure of Petroleum reserves [line items]
Tax rate of products	1,218.00
Jet fuel oil
Disclosure of Petroleum reserves [line items]
Tax rate of products	1,495.20